AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 13.4%
Boot Barn Holdings, Inc.*	90,440	$7,342,824
Chuy's Holdings, Inc.*	133,269	4,741,711
First Watch Restaurant Group, Inc.*	83,642	1,446,170
Fox Factory Holding Corp.*	71,061	7,040,724
Grand Canyon Education, Inc.*	97,139	11,353,606
Helen of Troy, Ltd.*	42,844	4,993,897
Lithia Motors, Inc.[1]	32,181	9,504,015
Oxford Industries, Inc.	82,601	7,940,434
Patrick Industries, Inc.	70,952	5,325,657
Revolve Group, Inc.*,1	133,326	1,814,567
Skyline Champion Corp.*	133,205	8,487,822
Texas Roadhouse, Inc.	133,918	12,869,520

Total Consumer Discretionary		82,860,947
Consumer Staples - 2.3%
Central Garden & Pet Co., Class A*	259,144	10,389,083
Utz Brands, Inc.[1]	271,543	3,646,822

Total Consumer Staples		14,035,905
Energy - 5.2%
ChampionX Corp.	177,878	6,336,015
Magnolia Oil & Gas Corp., Class A	417,579	9,566,735
Matador Resources Co.	235,019	13,978,930
Patterson-UTI Energy, Inc.	182,699	2,528,554

Total Energy		32,410,234
Financials - 15.3%
Ameris Bancorp	184,820	7,095,240
AMERISAFE, Inc.	100,575	5,035,790
Cathay General Bancorp	177,610	6,173,724
Cohen & Steers, Inc.[1]	135,569	8,498,821
Flywire Corp.*	416,252	13,274,276
Glacier Bancorp, Inc.	143,057	4,077,124
Horace Mann Educators Corp.	247,030	7,257,741
Houlihan Lokey, Inc.	109,614	11,741,852
Independent Bank Corp.	93,464	4,588,148
OceanFirst Financial Corp.	372,420	5,388,917
Pacific Premier Bancorp, Inc.	299,093	6,508,264
Seacoast Banking Corp. of Florida	274,097	6,019,170
Stifel Financial Corp.	148,627	9,131,643

Total Financials		94,790,710
Health Care - 17.6%
Arcutis Biotherapeutics, Inc.*,1	348,381	1,849,903
Artivion, Inc.*	251,058	3,806,039
	Shares	Value

AtriCure, Inc.*	168,659	$7,387,264
Azenta, Inc.*	97,389	4,887,954
BioCryst Pharmaceuticals, Inc.*	368,779	2,610,955
Castle Biosciences, Inc.*	87,840	1,483,618
CryoPort, Inc.*,1	138,567	1,899,754
Globus Medical, Inc., Class A*	159,072	7,897,925
Halozyme Therapeutics, Inc.*	223,809	8,549,504
HealthEquity, Inc.*	149,188	10,898,183
ICU Medical, Inc.*,1	32,380	3,853,544
Insmed, Inc.*	174,883	4,415,796
Integra LifeSciences Holdings Corp.*	128,875	4,921,736
Intra-Cellular Therapies, Inc.*	139,309	7,256,606
Medpace Holdings, Inc.*	40,206	9,735,079
Phreesia, Inc.*	313,936	5,864,324
Progyny, Inc.*,1	160,868	5,472,729
Supernus Pharmaceuticals, Inc.*	254,953	7,029,054
US Physical Therapy, Inc.	59,441	5,452,523
Veracyte, Inc.*	173,906	3,883,321

Total Health Care		109,155,811
Industrials - 19.7%
Alamo Group, Inc.	64,511	11,151,371
Allegiant Travel Co.	40,237	3,092,616
CBIZ, Inc.*	133,415	6,924,239
Chart Industries, Inc.*,1	30,745	5,199,594
Heartland Express, Inc.	164,764	2,420,383
ICF International, Inc.	86,884	10,496,456
ITT, Inc.	82,816	8,108,515
Paycor HCM, Inc.*	335,035	7,648,849
Primoris Services Corp.	343,466	11,241,642
RBC Bearings, Inc.*,1	47,629	11,151,378
Shoals Technologies Group, Inc., Class A*	305,847	5,581,708
The Shyft Group, Inc.	255,256	3,821,182
SPX Technologies, Inc.*	157,533	12,823,186
Terex Corp.	167,222	9,635,332
UFP Industries, Inc.	120,995	12,389,888

Total Industrials		121,686,339
Information Technology - 11.9%
Allegro MicroSystems, Inc.*	100,026	3,194,830
Appfolio, Inc., Class A*	66,132	12,077,687
The Descartes Systems Group, Inc. (Canada)*	122,528	8,991,104
Endava PLC, Sponsored ADR (United Kingdom)*	63,839	3,661,167
Intapp, Inc.*	90,434	3,031,348
MACOM Technology Solutions Holdings, Inc.*	150,379	12,267,919

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 11.9% (continued)
Novanta, Inc.*	75,918	$10,889,678
Rapid7, Inc.*	98,828	4,524,346
Silicon Laboratories, Inc.*	55,213	6,398,634
Thoughtworks Holding, Inc.*	755,234	3,081,355
Viavi Solutions, Inc.*	595,884	5,446,380

Total Information Technology		73,564,448
Materials - 5.7%
Avient Corp.	298,103	10,528,998
Balchem Corp.	61,478	7,625,731
Minerals Technologies, Inc.	132,007	7,228,704
Silgan Holdings, Inc.	223,984	9,655,950

Total Materials		35,039,383
Real Estate - 5.0%
Agree Realty Corp., REIT	108,978	6,019,945
National Health Investors, Inc., REIT	92,461	4,748,797
Ryman Hospitality Properties, Inc., REIT	105,177	8,759,141
STAG Industrial, Inc., REIT	334,222	11,534,001

Total Real Estate		31,061,884
Utilities - 2.3%
IDACORP, Inc.	69,765	6,533,492
Northwestern Energy Group, Inc.	160,452	7,711,323

Total Utilities		14,244,815

Total Common Stocks (Cost $516,657,830)		608,850,476

Principal Amount
Short-Term Investments - 1.7%
Joint Repurchase Agreements - 0.6%[2]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,000,449 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $1,000,444 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $1,020,000)	$1,000,000	$1,000,000
Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.400% total to be received $493,222 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/27 - 09/15/65, totaling $503,086)	493,000	493,000
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,000,449 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,493,000
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $6,938,977 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $7,074,769)	6,936,000	6,936,000

Total Short-Term Investments (Cost $10,429,000)		10,429,000
Total Investments - 100.1% (Cost $527,086,830)		619,279,476
Other Assets, less Liabilities - (0.1)%		(829,460)
Net Assets - 100.0%		$618,450,016

*	Non-income producing security.
[1]	Some of these securities, amounting to $33,231,097 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$608,850,476	—	—	$608,850,476
Short-Term Investments
Joint Repurchase Agreements	—	$3,493,000	—	3,493,000
Repurchase Agreements	—	6,936,000	—	6,936,000
Total Investments in Securities	$608,850,476	$10,429,000	—	$619,279,476

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$33,231,097	$3,493,000	$30,629,162	$34,122,162
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.404%	01/15/24-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.